UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment [  ];           Amendment Number:
  This Amendment (Check only one):
      [   ] is a restatement.
      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Freestone Capital Management, LLC
Address: 1918 Eighth Avenue, Suite 3400
         Seattle, Washington 98101

Form 13F File Number: 028-05975

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:   Janice Greene
Title:  Chief Compliance Officer
Phone:  (206) 398-1100

Signature, Place, and Date of Signing:


/s/Janice Greene        Seattle, Washington    May 17, 2010
[Signature]             [City, State]          [Date]


Report Type (Check only one.):

[    ]   13F HOLDINGS REPORT.

[ x  ]   13F NOTICE.

[    ]   13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

Form 13F File Number: 028-13898
Name: Scott Svenson